Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Income taxes

Note 8 – Income taxes

Cayman

The Company is domiciled in the Cayman Islands. Cayman currently enjoys permanent income tax holidays accordingly, the Company does not accrue income taxes.

Singapore

Ohswiftwing Pte. Ltd is incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Net operating loss will be carried forward indefinitely under Singapore profits tax regulation. As of June 30, 2025 and 2026, the Company did not generate net taxable income to utilize net operating loss, which will carry forwards to offset future taxable income.

The components of loss before income taxes were comprised of the following:

	June 30, 2025	June 30, 2026	June 30, 2026
	SGD	SGD	USD
Tax jurisdiction from:
Singapore	(2,335,451)	(1,841,620)	(1,422,872)
Malaysia	(31,392)	-	-
Loss before income taxes provision	(2,366,843)	(1,841,620)	(1,422,872)

The provision for income taxes consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD	SGD	USD
Deferred tax assets:
Singapore	-	295,650	228,425

Less: valuation allowance
Singapore	-	(295,650)	(228,425)
Deferred tax assets	-	-	-

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2026, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the periods ended June 30, 2026 and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2026.